Stock Incentive Plans - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2023	Jun. 30, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)		12,794,858				12,794,858		12,794,858		90,367,632
Stock based compensation expense						$ 1,591	$ 3,783	$ 3,022	$ 6,059	$ 25,778	$ 11,194	$ 7,720
Share based compensation arrangement by share based payment award, settlement of awards, amount (in dollars per share)	$ 2.06
Share-based payment arrangement, accelerated cost	$ 13,100
Total cash payment made to the holders of stock options and restricted stock units	9,400
Adjustments to additional paid in capital, settlement of outstanding equity awards at merger										6,169
Fair value was recognized as additional stock-based compensation expense in an amount										3,200
Weighted average grant date fair value of stock options (in dollars per share)						$ 17.4	$ 30.51	$ 16.05	$ 26.89
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense										12,985	5,061	3,204
Share-based payment arrangement, accelerated cost	5,900
Fair value was recognized as additional stock-based compensation expense in an amount										1,500
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense						$ 815	$ 1,106	$ 1,534	$ 2,190	12,793	$ 6,133	$ 4,516
Share-based payment arrangement, accelerated cost	7,200
Fair value was recognized as additional stock-based compensation expense in an amount										$ 1,700
Shares available for future stock incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)		3,930,990				3,930,990		3,930,990		35,836,268
Weighted average grant date fair value of stock options (in dollars per share)										$ 0.9	$ 1.99	$ 2.73
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting term								4 years
Weighted average period for recognition								3 years 4 months 24 days
Grants in period (in shares)								471,104		1,054,600
Grants in period (in dollars per share)								$ 19.8		$ 1.13
Estimated forfeitures rate								10.00%		10.00%
Unrecognized compensation expense		$ 6,100				$ 6,100		$ 6,100		$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)		1,889,561				1,889,561		1,889,561		23,306,661
Common stock | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options		$ 9,900				$ 9,900		$ 9,900		$ 1,400
Weighted average period for recognition								3 years		2 years 4 months 24 days
Series A Preferred Stock | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options										$ 1,000
Weighted average period for recognition										2 years 6 months
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)															40,341
Number of shares authorized, increase (in shares)		3,466,544	215,903	6,121,697	4,944,919
Common stock authorized and reserved for future issuance (in shares)		3,496,828				3,496,828		3,496,828		22,504,503
2016 Plan | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)															1,210,256
2016 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting term										4 years
Grants in period (in shares)										1,054,600
Grants in period (in dollars per share)										$ 1.13
Employment Inducement Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)		364,660				364,660		364,660		4,500,858
Common stock authorized and reserved for future issuance (in shares)		360,000				360,000		360,000		60,833			66,667	39,166
Employment Inducement Incentive Award Plan | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)										1,825,000			2,000,000	1,175,000
Old Cartesian Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)		23,707				23,707		23,707		3,848,809
Award vesting term								4 years		4 years
Award expiration term								10 years		10 years
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		0				0		0		14,112.299
Unrecognized compensation expense related to unvested employee stock options	$ 2,600
Stock based compensation expense						$ 300		$ 700		$ 200
Old Cartesian Plan | Common stock | Old Cartestian
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	776,865
Old Cartesian Plan | Common stock | Old Cartestian | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	23,306,661
Old Cartesian Plan | Series A Preferred Stock | Old Cartestian
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	14,112.299